CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss		$ (961,034)	$ (561,166)	$ (224,955)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets		23,826	17,569	21,598
Depreciation of property and equipment		54,902	23,353	17,956
Gain on disposal of investments		(7,685)	(23,857)	(14,660)
Gain on re-measurement of previously held equity interests			(10,881)
Impairment loss on intangible assets		5,166	922	5,568
Impairment loss on investments		3,416	1,147	5,226
Intangible assets written-off				120
Prepaid licensing fees written-off		4,544		7,062
Share of results of equity investees		3,066	1,912	19,523
Share-based compensation		58,121	28,636	28,841
Unrecognized tax benefits			2,334	50
Deferred income tax		(19,797)	(8,753)	(2,281)
Changes in fair value of convertible notes		(41,259)	51,950
Amortization of discounts on convertible notes		14,154
Net foreign exchange differences		(10,230)	5,214	507
Others		4,778	2,571	3,202
Operating cash flows before changes in working capital:		(868,032)	(469,049)	(132,243)
Inventories		(28,465)	(5,970)	93
Accounts receivable		(38,524)	(24,547)	4,659
Prepaid expenses and other assets		(159,025)	(107,847)	(25,251)
Amounts due from related parties		(3,306)	(1,835)	(239)
Accounts payable		29,733	1,822	(3,052)
Accrued expenses and other payables		354,946	183,436	47,162
Advances from customers		2,727	9,967	(2,048)
Deferred revenue		204,161	125,102	5,935
Income tax payable		(75)	2,599	(2,145)
Amounts due to related parties		10,640	27,094	5,308
Net cash used in operating activities		(495,220)	(259,228)	(101,821)
Cash flows from investing activities
Purchase of property and equipment		(177,343)	(67,361)	(16,977)
Purchase of intangible assets		(1,142)	(12,385)	(7,562)
Purchase of non-marketable equity and other investments		(36,641)	(5,428)	(16,140)
Purchase of available-for-sale investments		(33,000)	(18,000)	(3,796)
Acquisition of businesses, net of cash acquired			(18,094)
Loan to related parties			(402)	(8,524)
Repayment of loans from related parties			2,737	4,946
Loans to a third party				(885)
Proceeds from disposal of property and equipment		668	314	507
Proceeds from disposal of intangible assets		245	5
Sales of available-for-sale investments				16,867
Sales of non-marketable equity and other investments		22,685		1,633
Net cash used in investing activities		(224,528)	(118,614)	(29,931)
Cash flows from financing activities
Proceeds from issuance of convertible notes, net		564,938	674,300
Proceeds from bank borrowings		2,055	3,888	4,329
Repayment of bank borrowings		(2,698)	(3,888)	(2,492)
Proceeds from issuance of ordinary shares, net		4,574	960,924	3,210
Proceeds from issuance of Series B contingently redeemable convertible preference shares, net of issuance costs				194,575
Acquisition of non-controlling interests		(25,768)	(11,381)
Proceeds from partial disposal of a subsidiary without a loss in control		3,527
Net cash generated from financing activities		546,628	1,623,843	199,622
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash*	[1]	(12,546)	8,153	(1,410)
Net increase (decrease) in cash, cash equivalents and restricted cash*	[1]	(185,666)	1,254,154	66,460
Cash, cash equivalents and restricted cash* at beginning of the year	[1]	1,444,978	190,824	124,364
Cash, cash equivalents and restricted cash* at end of the year	[1]	1,259,312	1,444,978	190,824
Supplement disclosures of cash flow information:
Income taxes paid		(23,961)	(13,999)	(13,033)
Interest paid		(42,901)	(741)	(23)
Interest received		11,520	2,922	741
Supplement disclosures of non-cash activities:
Purchase of property and equipment included in accrued expenses and other payables		7,579	2,549	579
Purchase of intangible assets included in accrued expenses and other payables		(444)	867
Purchase of property and equipment included in prepayments		(6,104)	(4,913)	(318)
Purchase of intangible assets included in prepayments		4,547	(353)	(1,542)
Payable for acquisition of non-controlling interests				$ 8,780
Conversion of a mezzanine equity into ordinary shares			$ (205,075)
Conversion of convertible notes		$ (48,975)

[1]	Upon the adoption of ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, restricted cash was included within cash and cash equivalents in the consolidated statement of cash flows for the year ended December 31, 2018 and the comparative disclosure had been restated to conform to the current year presentation.